Financial instruments and risk management - Gains or Losses Associated with Ten Percent Strengthening of US Dollar (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedging instruments [Line Items]
Effect on net earnings	$ (300)	$ 52	$ 56
Australian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.77	0.70	0.70
Canadian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.78	0.77	0.73
Euro
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	1.23	1.12	1.14
Foreign exchange risk | Australian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	77	70
Effect on net earnings	$ 625	$ 453
Amount impacting underlying earnings	(11)	(4)
Impact directly on equity	$ (1,105)	$ (1,002)
Foreign exchange risk | Canadian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	78	77
Effect on net earnings	$ (167)	$ (143)
Amount impacting underlying earnings	6	7
Impact directly on equity	$ 0	$ 0
Foreign exchange risk | Euro
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	123	112
Effect on net earnings	$ 139	$ 178
Amount impacting underlying earnings	3	4
Impact directly on equity	$ 0	$ 0